Document and Entity Information	Jun. 21, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 21, 2021
Entity Registrant Name	UNITIL CORP
Entity Incorporation, State or Country Code	NH
Entity File Number	1-8858
Entity Tax Identification Number	02-0381573
Entity Address, Address Line One	6 Liberty Lane West
Entity Address, City or Town	Hampton
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03842-1720
City Area Code	603
Local Phone Number	772-0775
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UTL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000755001